Hartford Life Insurance Company Separate Account Seven:

Hartford Leaders Series II/IIR/III	File No. 333-101932
Wells Fargo Leaders Series I/IR/II
Hartford Leaders /Chase Series I/II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders V
Hartford Leaders Access Series II/IIR/III	File No. 333-101937
Hartford Leader Edge Series II/IIR/III	File No. 333-101942
Hartford Leaders Plus Series II/IIR/III	File No. 333-101948
Hartford Leaders Outlook Series II/IIR/III	File No. 333-101954
Huntington Hartford Leaders Outlook Series II/IIR/III
Classic Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook Series III

Hartford Life and Annuity Insurance Company Separate Account Seven:

Hartford Leaders Series II/IIR/III	File No. 333-101933
Wells Fargo Leaders Series I/IR/II
Hartford Select Leaders V
Hartford Leaders Access Series II/IIR/III	File No. 333-101936
Hartford Leader Edge Series II/IIR/III	File No. 333-101943
Hartford Leaders Plus Series II/IIR/III	File No. 333-101949
Hartford Leaders Outlook Series II/IIR/III	File No. 333-101955
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Select Leaders Outlook Series III

Supplement Dated August 9, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated August 9, 2007 to your Prospectus

The second paragraph in footnote (11) to Franklin Flex Cap Growth Securities Fund in Appendix A.V “Annual Fund Operating Expenses” is deleted and replaced with the following:

The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.93% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009. Without these fee waivers and reduction, management fees and net operating expenses for the fiscal year ended December 31, 2006, would have been 0.75% and 1.35%, respectively, exclusive of acquired fund fees and expenses.

The second paragraph in footnote (13) to Franklin Large Cap Value Securities Fund in Appendix A.V “Annual Fund Operating Expenses” is deleted and replaced with the following:

The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.90% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009. Without these fee waivers and reduction, management fees and net operating expenses for the fiscal year ended December 31, 2006, would have been 0.75% and 1.45%, respectively, exclusive of acquired fund fees and expenses.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6152